Federated Institutional Short Duration Government Fund



Annual Report for the Fiscal Year Ended July 31, 1998

MANAGEMENT DISCUSSION AND ANALYSIS









Federated Institutional Short Duration Government Fund (the "Fund") invests in U.S. government securities, including U.S. Treasuries, U.S. government agencies, and U.S. government agency-sponsored mortgage-backed securities,

either directly or through repurchase agreements. The Fund seeks to maintain a duration of 1 year or less. Federated Institutional Short Duration

Government Fund became effective on July 10, 1997. The Fund was assigned an

AAAf credit rating* from Standard & Poor's on July 31, 1997.



Strong economic growth and the Asian economic crisis played tug-of-war over the annual reporting period ended July 31, 1998, with investors caught in the middle. Market sentiment regarding the timing and direction of the next policy change oscillated back and forth in this environment. The economy expanded at 4.2% and 3.0% in the third and fourth quarters, respectively, of

1997, and at 5.5% in the first quarter of 1998. This pace was well over the

2.0% to 2.5% rate of growth generally thought to be non-inflationary.

Overall, the combination of tight labor markets and robust economic growth would likely have forced the Federal Reserve Board (the "Fed") to tighten in order to ward off inflationary pressures over this period, had not the uncertainty overseas become such a dominant issue. Growth slowed to 1.6% in the second quarter, as signs of the long-awaited drag from developments in

Asia became evident--a deteriorating trade balance, a buildup in inventories,

and signs of a slowdown in manufacturing--and the Fed was content to remain on the sidelines. The economic situation in Asia continued to deteriorate toward the end of the reporting period, however, and fears surfaced that the ultimate impact on the U.S. economy might be so great as to force the Fed to have to ease monetary policy.



While the situation in Asia took center stage for much of the reporting period, the continued improvement in the Federal budget picture also had an impact on the short term government markets. The promise of a surplus for the current fiscal year has led to reduced issuance of Treasury securities and kept this market well-bid.



The Treasury yield curve flattened over the period, as measured by the spread between the three-month Treasury bill and the 30-year Treasury, by 44 basis points, as a result of the reduced issuance of Treasury securities and a flight-to-quality to this market from investors seeking a safe haven from the overseas turmoil. Recently, this flight-to-quality has intensified, as the domestic equity market has come under pressure.



*An AAAf rating by Standard & Poor's  means that the Fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change



In this environment, the Fund relied on purchases of government mortgage-backed securities, and to a lesser extent, money market instruments, to provide incremental yield to the portfolio. The decline in rates and the flatter curve had significant implications for mortgage securities, as refinance opportunities were increased for all borrowers, but particularly for adjustable rate mortgage ("ARM") borrowers. These factors resulted in unprecedented levels of mortgage refinancing activity in 1998. In light of these refinance concerns, we acted to reduce prepayment risk within the portfolio. ARM security exposure was reduced and the allocation to less prepayment sensitive 15-year fixed-rate mortgages was increased.

Additionally, collateralized mortgage obligation securities offering substantial prepayment protection were utilized in late 1997 through the first half of 1998 as prepayment risk reached historically high levels. The mortgage allocation is structured to reduce prepayment risk and produce a high level of income. The Fund also continued to use repurchase agreements to enhance both the liquidity and the yield of the portfolio. Over the reporting period, the Fund's net asset value remained constant at $2.00 per share. The portfolio's duration was 0.64 years at the end of July, somewhat longer than its intended benchmark, the Merrill Lynch 6-Month Treasury Bill Index.** The

performance of the Fund remained favorable over the period, with a total return of 5.86%+ compared to the index at 5.55%.



**Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking six-month U.S. government securities. The index is produced by Merrill Lynch,

Pierce, Fenner, and Smith, Inc. This index is unmanaged and investments cannot be made in an index.



+Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



Federated Institutional Short Duration Government Fund



GROWTH OF $25,000 INVESTED IN FEDERATED INSTITUTIONAL SHORT DURATION

GOVERNMENT FUND



The graph below illustrates the hypothetical investment of $25,000* in the

Federated Institutional Short Duration Government Fund (the "Fund") from

July 10, 1997 (start of performance) to July 31, 1998, compared to the

Merrill Lynch 6 Month Treasury Bill Index (ML6MTBI).+



Please see Appendix A.1.



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT

RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY

MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT

OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.



This report must be preceded or accompanied by the Fund's prospectus dated

September 30, 1998, and, together with financial statements contained therein, constitutes the Fund's annual report.



*The Fund's performance assumes the reinvestment of all dividends and distributions. The ML6MTBI has been adjusted to reflect reinvestment of dividends on securities in the index.



+The ML6MTBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged and investments cannot be made in an index.



FEDERATED INVESTORS
Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

www.federatedinvestors.com

Cusip 31420B102
G00352-03 (9/98)

[Graphic]



Federated Institutional Short Duration Government Fund
(A Portfolio of Federated Institutional Trust)

Prospectus
The shares of Federated Institutional Short Duration Government Fund (the

"Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is a portfolio of Federated Institutional Trust

(the "Trust"), an open-end management investment company (a mutual fund).



The investment objective of the Fund is current income. The Fund invests only in U.S. government securities. Shares are sold at net asset value.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY

BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY

OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK,

INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.





The Fund has also filed a Statement of Additional Information dated

September 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the

Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling

1-800-341-7400. To obtain other information or make inquiries about the Fund,

contact the Fund at the address listed in the back of this prospectus. The

Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND

EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED

UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.





PROSPECTUS DATED SEPTEMBER 30, 1998



TABLE OF CONTENTS
Summary of Fund Expenses    1
Financial Highlights    2
General Information    3
Year 2000 Statement    3
Investment Information    3
Investment Objective    3
Investment Policies    3
Portfolio Turnover    5
Investment Limitations    5
Trust Information    5
Management of the Trust    5
Distribution of Fund Shares    6
Administration of the Fund    7
Net Asset Value    7
Investing in the Fund    7
Share Purchases    7
Minimum Investment Required    7
What Shares Cost    7
Confirmations and Account Statements    8
Dividends    8
Capital Gains    8
Redeeming Shares    8
Telephone Redemption    8
Written Requests    8
Accounts with Low Balances    9
Shareholder Information    9
Voting Rights    9
Tax Information    9
Federal Income Tax    9
State and Local Taxes    9
Performance Information    9
Financial Statements    10
Report of Ernst & Young LLP, Independent Auditors    18





SUMMARY OF FUND EXPENSES

















        SHAREHOLDER TRANSACTION EXPENSES Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Contingent
Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)                                                    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                       None
Exchange Fee                                                                             None
ANNUAL FUND OPERATING EXPENSES
(As a percentage of projected average net assets)
Management Fee (after waiver)(1)                                                         0.00%
12b-1 Fee                                                                                None
Total Other Expenses (after expense reimbursement)                                       0.15%
Shareholder Services Fee(2)                                                       0.00%
Total Fund Operating Expenses(3)                                                         0.15%









 (1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



 (2) The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 1999. If the Fund were paying or accruing the shareholder services fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Trust Information."



 (3) The total Fund operating expenses are estimated to be 0.78% absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses.



The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.


1 Year                                                                 $ 2
3 Years                                                                $ 5
5 Years                                                                $ 8
10 Years                                                               $19






THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE

EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS

EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING

JULY 31, 1999.






FINANCIAL HIGHLIGHTS




FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on

page 18.





                                         YEAR ENDED JULY 31,
                                          1998  1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD      $ 2.00    $ 2.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                       0.11      0.01
LESS DISTRIBUTIONS
Distributions from net investment income   (0.11 )   (0.01 )
Distributions from capital gains               **
Total distributions                        (0.11 )   (0.01 )
NET ASSET VALUE, END OF PERIOD            $ 2.00    $ 2.00
TOTAL RETURN(B)                             5.86 %    0.34 %
RATIOS TO AVERAGE NET ASSETS
Expenses                                    0.15 %    0.00%*
Net investment income                       5.62 %    5.75%*
Expense waiver/reimbursement(c)             0.63 %   77.80%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)  $117,932  $11,100
Portfolio turnover                           145 %       0 %



 * Computed on an annualized basis.



 ** Distributions from capital gains were less than $.01 per share.



 (a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997. For the period from August 1, 1996 to

July 9, 1997 all income was distributed to the Administrator.



 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a

Declaration of Trust dated June 9, 1994. The Declaration of Trust permits the

Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.



Shares of the Fund are designed to give institutions a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 is required.



Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.





YEAR 2000 STATEMENT

Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after

January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900.

Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Fund's operations.



INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.



Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.



INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S.

government securities and by seeking to maintain a weighted average portfolio duration of one year or less. Even though the price of fixed income securities fluctuates, the portfolio will be managed in a way that will seek to minimize the volatility of principal. The prices of fixed income securities fluctuate inversely to the direction of interest rates.



ACCEPTABLE INVESTMENTS
The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:



direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes,

and bonds;



notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



notes, bonds, and discount notes of other U.S. government agencies or instru mentalities which receive or have access to federal funding; and



notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of

 the instrumentalities.



Some obligations issued or guaranteed by agencies or instrumentalities of the

U.S. government are backed by the full faith and credit of the U.S. Treasury.

No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so.



These obligations are supported by:



the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;



the discretionary authority of the U.S. government to purchase certain obli gations of an agency or instrumentality; or



the credit of the agency or instrumentality.



MORTGAGE-BACKED SECURITIES
The Fund may invest in mortgage-backed securities that are issued by the U.S.

government or one of its agencies or instrumentalities. The Fund limits its investments in mortgage-backed securities to those that are "pass-through"

securities representing an undivided interest in a pool of residential mortgages. These mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages, which may be fixed rate or adjustable rate. Distributions to holders of mortgage-backed securities include both interest and principal payments.



COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") CMOs are a type of mortgage-backed security issued as multiple class bonds and collateralized by pools of real estate mortgages. The CMOs in which the

Fund invests are issued and guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities. A REMIC is a CMO that qualifies and elects treatment as such under provisions of the

Internal Revenue Code that provide for favorable federal tax treatment. The

Fund will only purchase investment grade CMOs, as rated by a nationally recognized statistical rating organization. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.



INVESTMENT RISKS
Because mortgage-backed securities pay both interest and principal as their underlying mortgages are paid off, they are subject to prepayment risk.

Prepayment risk is attributable to an underlying mortgage holder's ability to prepay and refinance the underlying mortgage which may expose the Fund to a lower rate of return upon reinvestment and the loss of any premiums paid on the security. Also, the value of mortgage-backed securities may be significantly affected by changes in interest rates. The market value of adjustable rate mortgage-backed securities ("ARMS") may be impacted based upon the frequency that the interest rates of the underlying mortgages reset and changes to the index upon which the interest rates are based. Also, the underlying mortgages relating to ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down. Unanticipated changes in interest rates could cause periods of extending durations and greater principal volatility. Therefore, there can be no assurance that the Fund will succeed in maintaining a weighted average portfolio duration one year or less or minimizing volatility of principal.



AVERAGE PORTFOLIO DURATION
Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of current income, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a measure of a security's or a portfolio's price sensitivity to changes in interest rates. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations.



REPURCHASE AGREEMENTS
The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.



LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/

dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis.

These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.



The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.



INVESTING IN OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies as an efficient means of investing in government securities. It should be noted

that investment companies incur certain expenses, such as management fees,

and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.



PORTFOLIO TURNOVER

The securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The rate of portfolio turnover for the Fund may exceed that of certain other mutual funds with the same investment objective.

It is currently anticipated that the Fund's annual rate of portfolio turnover will not exceed 300%. A portfolio turnover rate exceeding 100% is considered to be high. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and,

thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them.

Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the investment adviser deems it appropriate to make changes in the

Fund's portfolio.



INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings.



The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.



The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.


TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER
Investment decisions for the Fund are made by Federated Management, the

Fund's investment adviser (the "adviser"), subject to direction by the

Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.



ADVISORY FEES
The Fund's adviser receives an annual investment advisory fee equal to 0.40%

of the Fund's average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.



ADVISER'S BACKGROUND


Federated Management, a Delaware business trust organized on April 11, 1989,

is a registered investment adviser under the Investment Advisers Act of 1940.

It is a subsidiary of Federated Investors, Inc. All of the Class A (voting)

shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors,

Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.



Federated Management and other subsidiaries of Federated Investors, Inc.

serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees,

Federated continues to be led by the management who founded the company in

1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.





Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securi ties. These codes recognize that such persons owe a fiduciary duty to the

Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit per sonal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trust ees and could result in severe penalties.





Susan R. Hill has been the Fund's portfolio manager since July 1997. Ms. Hill joined Federated Investors, Inc. or its predecessor in 1990 and has been a

Vice President of the Fund's investment adviser since January 1997. Ms. Hill was an Assistant Vice President of the investment adviser from 1994 until

1996, and from 1990 to 1993 served as an Investment Analyst. Ms. Hill is a

Chartered Financial Analyst and received an M.S. in Industrial Administra tion from Carnegie Mellon University.



Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr.

Abraham joined Federated Investors, Inc. or its predecessor in 1993 and has been a Vice President of the Fund's investment adviser since 1997. Mr. Abraham was an Assistant Vice President of the investment adviser from 1995 to 1997,

and from 1993 to 1995 served as an Investment Analyst. Mr. Abraham served as a

Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham received his M.B.A. in finance from Loyola College.



Susan M. Nason has been the Fund's portfolio manager since inception. Ms.

Nason joined Federated Investors, Inc. or its predecessor in 1987 and has been a Senior Vice President of the Fund's investment adviser since 1997.

Ms. Nason served as a Vice President of the investment adviser from 1992 until 1997 and an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Admin istration from Carnegie Mellon University.





DISTRIBUTION OF FUND SHARES



Federated Securities Corp. is the principal distributor for shares of the

Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated

Securities Corp. is a subsidiary of Federated Investors, Inc.



SHAREHOLDER SERVICES


The Fund has entered into a Shareholder Services Agreement with Federated

Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated

Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services.

Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and

Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS
In addition to payments made pursuant to the Shareholder Services Agreement,

Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales,

educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.



ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES


Federated Services Company, a subsidiary of Federated Investors, Inc.,

provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated

Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of

Federated Investors, Inc. as specified below:




 MAXIMUM               AVERAGE AGGREGATE
 FEE                   DAILY NET ASSETS
 0.150%            on the first $250 million
 0.125%            on the next $250 million
 0.100%            on the next $250 million
 0.075%         on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least

$125,000 per portfolio and $30,000 per each additional class of shares.

Federated Services Company may choose voluntarily to waive a portion of its fee.



NET ASSET VALUE

The Fund's net asset value per share fluctuates. The net asset value for shares is determined by adding the interest of the shares in the market value of all securities and other assets of the Fund, subtracting the interest of the shares in the liabilities of the Fund and those attributable to shares,

and dividing the remainder by the total number of shares outstanding.


INVESTING IN THE FUND

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.



To purchase shares, open an account by calling Federated Securities Corp.

Information needed to establish an account will be taken over the telephone.

The Fund reserves the right to reject any purchase request.



BY WIRE
To purchase shares by Federal Reserve wire, call the Fund before 4:00 p.m.

(Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m.

(Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State

Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE;

For Credit to: Federated Institutional Short Duration Government Fund; Fund

Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name;

and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL
To purchase shares by mail, send a check made payable to Federated

Institutional Short Duration Government Fund to: Federated Shareholder

Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by

mail are considered received after payment by check is converted by State

Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.



MINIMUM INVESTMENT REQUIRED

The minimum initial investment in shares is $25,000. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.



WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase shares through a financial intermediary may be charged a service fee by that financial intermediary.



The net asset value is determined as of the close of trading (normally 4:00

p.m., Eastern time) on the New York Stock Exchange, Monday through Friday,

except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New

Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,

Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas

Day.



CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.



DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the Fund. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional shares unless cash payments are requested by contacting the Fund.



CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.


REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the

Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.



TELEPHONE REDEMPTION

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m.

(Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.



An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur,

another method of redemption, such as written requests, should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to:

Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts

02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: Federated Institutional Trust--Federated

Institutional Short Duration Government Fund; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal

Deposit Insurance Corporation; a member firm of a domestic stock exchange; or

any other "eligible guarantor institution," as defined in the Securities

Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.



Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


SHAREHOLDER INFORMATION

VOTING RIGHTS



Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the

Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of  September 3, 1998, City of Detroit General

Investment Fund owned 33.22% of the voting securities of the Fund, and,

therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.





Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the

Fund over a thirty-day period by the maximum offering price per share of the

Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



The Fund is sold without any sales charge or other similar non-recurring charges.



From time to time, advertisements for the Fund may refer to ratings,

rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.






PORTFOLIO OF INVESTMENTS




FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND


JULY 31, 1998



PRINCIPAL
 AMOUNT                                                                                           VALUE
LONG TERM GOVERNMENT OBLIGATIONS--60.2%
FEDERAL HOME LOAN BANK--4.3%
$ 2,000,000 5.615%, 4/22/1999                                                                $   2,000,960
  3,000,000 5.700%, 10/23/1998                                                                   3,001,470
            Total                                                                                5,002,430
FEDERAL HOME LOAN MORTGAGE ASSOCIATION--14.3%
 11,844,782 6.500%, 5/1/2013 - 6/1/2013                                                         11,922,485
  4,896,616 7.000%, 4/1/2013                                                                     4,991,512
            Total                                                                               16,913,997
FEDERAL NATIONAL MORTGAGE ASSOCIATION--22.3%
    482,838 10.000%, 2/1/2025                                                                      529,311
 15,707,417 6.500%, 6/1/2013 - 7/1/2013                                                         15,795,694
  2,000,000 5.370%, 2/26/1999                                                                    1,999,440
  3,000,000 5.520%, 8/9/1999                                                                     3,000,000
  5,000,000 5.650%, 5/26/1999                                                                    5,003,850
            Total                                                                               26,328,295
FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTE--7.6%
  2,000,000 (a)5.446%, 8/17/1998                                                                 1,999,760
  5,000,000 (a)5.533%, 8/4/1998                                                                  4,999,090
  2,000,000 (a)5.553%, 8/4/1998                                                                  2,000,640
             Total                                                                               8,999,490
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--3.1%
  2,332,959 8.500%, 6/15/2021                                                                    2,473,659
  1,096,653 9.000%, 12/15/2019                                                                   1,177,531
            Total                                                                                3,651,190
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, ARM--5.2%
  5,961,228 7.000%, 7/20/2024 - 9/20/2024                                                        6,102,607
STUDENT LOAN MARKETING ASSOCIATION--3.4%
  1,000,000 5.580%, 3/11/1999                                                                    1,000,880
  3,000,000 5.720%, 11/20/1998                                                                   3,001,194
            Total                                                                                4,002,074
            TOTAL LONG-TERM GOVERNMENT OBLIGATIONS (IDENTIFIED COST $71,015,160)                71,000,083
PRINCIPAL
 AMOUNT                                                                                  VALUE
(B) REPURCHASE AGREEMENTS--41.8%
$ 5,000,000 ABN AMRO Chicago Corp., 5.690%, dated 7/31/1998, due 8/3/1998                    $   5,000,000
  5,000,000 BT Securities Corp., 5.690%, dated 7/31/1998, due 8/3/1998                           5,000,000
  5,000,000 Bear, Stearns and Co., 5.690%, dated 7/31/1998, due 8/3/1998                         5,000,000
  4,300,000 Deutsche Bank Government Securities, Inc., 5.640%, dated 7/31/1998, due 8/3/1998     4,300,000
  5,000,000 (c)Goldman Sachs Group, LP, 5.540%, dated 7/9/1998, due 8/10/1998                    5,000,000
  5,000,000 Greenwich Capital Markets, Inc., 5.690%, dated 7/31/1998, due 8/3/1998               5,000,000
  5,000,000 HSBC Securities, Inc., 5.690%, dated 7/31/1998, due 8/3/1998                         5,000,000
  5,000,000 (c)Lehman Brothers, Inc., 5.540%, dated 7/9/1998, due 9/8/1998                       5,000,000
  5,000,000 Prudential Securities, Inc., 5.690%, dated 7/31/1998, due 8/3/1998                   5,000,000
  5,000,000 Salomon Brothers, Inc., 5.690%, dated 7/31/1998, due 8/3/1998                        5,000,000
            TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                     49,300,000
            TOTAL INVESTMENTS (IDENTIFIED COST $120,315,160)(D)                              $ 120,300,083





 (a) Current rate and next reset date shown.



 (b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.



 (c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.



 (d) The cost of investments for federal tax purposes amounts to $120,315,160.

The net unrealized depreciation of investments on a federal tax basis amounts to $15,077 which is comprised of $44,461 appreciation and $59,538 depreciation at July 31, 1998.



Note: The categories of investments are shown as a percentage of net assets

($117,932,125) at July 31, 1998.

The following acronyms are used throughout this portfolio:

ARM--Adjustable Rate Mortgages

LP --Limited Partnership


(See Notes which are an integral part of the Financial Statements)






STATEMENT OF ASSETS AND LIABILITIES




FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND


JULY 31, 1998


ASSETS:
Investments in repurchase agreements                                     $49,300,000
Investments in securities                                                 71,000,083
Total investments in securities, at value (identified cost $120,315,160)             $120,300,083
Cash                                                                                       14,331
Interest receivable                                                                       575,449
Receivable for shares sold                                                                291,305
Total assets                                                                          121,181,168
LIABILITIES:
Payable for investments purchased                                          2,996,742
Payable for shares redeemed                                                  143,529
Income distribution payable                                                   56,316
Accrued expenses                                                              52,456
Total liabilities                                                                       3,249,043
NET ASSETS for 58,957,835 shares outstanding                                         $117,932,125
NET ASSETS CONSIST OF:
Paid in capital                                                                      $117,915,670
Net unrealized depreciation of investments                                                (15,077)
Accumulated net realized gain on investments                                               54,397
Distributions in excess of net investment income                                          (22,865)
Total Net Assets                                                                     $117,932,125
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
$117,932,125 / 58,957,835 shares outstanding                                                $2.00



(See Notes which are an integral part of the Financial Statements)








STATEMENT OF OPERATIONS









FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND


YEAR ENDED JULY 31, 1998



INVESTMENT INCOME:
Interest (net of dollar roll expense of $62,757) $4,754,973 EXPENSES: Investment advisory fee $ 329,570 Administrative personnel and services fee 125,000
Custodian fees 13,761 Transfer and dividend disbursing agent fees and expenses
17,193 Directors'/Trustees' fees 18,061 Auditing fees 8,668 Legal fees 4,805
Portfolio accounting fees 49,119 Share registration costs 63,368 Printing and postage 7,823 Insurance premiums 2,300 Taxes 75 Miscellaneous 9,167 Total expenses 648,910 Waivers-- Waiver of investment advisory fee $(329,570)
Reimbursement of other operating expenses (192,417) Total waivers and reimbursements (521,987) Net expenses 126,923 Net investment income 4,628,050
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain on investments 57,875 Net change in unrealized depreciation of investments (15,049)
Net realized and unrealized gain on investments 42,826 Change in net assets resulting from operations $4,670,876



(See Notes which are an integral part of the Financial Statements)






STATEMENT OF CHANGES IN NET ASSETS




FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND

                                                                                         YEAR ENDED      YEAR ENDED
                                                                                        JULY 31, 1998  JULY 31, 1997(a)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                                    $   4,628,050  $     8,565
Net realized gain on investments ($57,875 and $0,
respectively, as computed for federal tax purposes)                                             57,875            -
Net change in unrealized appreciation/depreciation                                             (15,049)         (28)
Change in net assets resulting from operations                                               4,670,876        8,537
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                                    (4,650,695)      (8,785)
Distributions from net realized gains                                                           (3,478)
Change in net assets resulting from distributions to shareholders                           (4,654,173)      (8,785)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                               206,279,411   11,100,172
Net asset value of shares issued to shareholders in payment of distributions declared        4,190,491            -
Cost of shares redeemed                                                                   (103,654,400)    (100,167)
Change in net assets resulting from share transactions                                     106,815,502   11,000,005
Change in net assets                                                                       106,832,205   10,999,757
NET ASSETS:
Beginning of period                                                                         11,099,920      100,163
End of period                                                                            $ 117,932,125  $11,099,920

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997.



(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS




FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND


JULY 31, 1998



ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the

Investment Company Act of 1940, as amended (the "Act") as an open-end,

management investment company. The Trust consists of one diversified portfolio, Federated Institutional Short Duration Government Fund (the

"Fund"). The investment objective of the Fund is current income.



SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



INVESTMENT VALUATIONS
U.S. Government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.



REPURCHASE AGREEMENTS
It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry

System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-

dividend date.



FEDERAL TAXES
It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



DEFERRED EXPENSES
The cost incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.



USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.



OTHER
Investment transactions are accounted for on the trade date.



SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



Transactions in shares were as follows:







                                   YEAR ENDED
                                    JULY 31,
                                  1998 1997(A)
Shares sold                                                        103,139,705  5,550,085
Shares issued to shareholders in payment of
distributions declared                                               2,095,246          -
Shares redeemed                                                    (51,827,200)   (10,017)
Net change resulting from share transactions                        53,407,751  5,540,068

(a) Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997.

At July 31, 1998, capital paid-in aggregated $117,915,670.



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE
Federated Management, the Fund's investment adviser (the "Adviser"),

receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets.



The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.



ADMINISTRATIVE FEE
Federated Services Company ("FServ"), under the Administrative Services

Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period.



SHAREHOLDER SERVICES FEE


Under the terms of a Shareholder Services Agreement with Federated

Shareholder Services, the Fund will pay Federated Shareholder Services up to

0.25% of average daily net assets of the Fund for the period. The fee paid to

Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts. For the year ended

July 31, 1998, the Fund did not incur a shareholder services fee.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES Federated Services Company ("FServ"), through its subsidiary, Federated

Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size,

type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES
Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES
Organizational and/or start-up administrative service expenses were borne initially by Adviser.



The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five-year period following the effective date.



GENERAL
Certain of the Officers and Trustees of the Trust are Officers and Directors

or Trustees of the above companies.



YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 1998, were as follows:

PURCHASES                       $138,529,811
SALES                           $ 53,741,461





REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS




To the Board of Trustees and Shareholders of

FEDERATED INSTITUTIONAL TRUST:



We have audited the accompanying statement of assets and liabilities of

Federated Institutional Short Duration Government Fund as of July 31, 1998,

and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our audit procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of

Federated Institutional Short Duration Government Fund at July 31, 1998, the

results of its operations for the year then ended, and changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

Ernst & Young LLP

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

September 11, 1998



Federated Institutional Short Duration Government Fund

(A Portfolio of Federated Institutional Trust)


PROSPECTUS
SEPTEMBER 30, 1998




A Diversified Portfolio of Federated

Institutional Trust, an Open-End, Diversified Management Investment Company



FEDERATED INSTITUTIONAL

SHORT DURATION

GOVERNMENT FUND
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


INVESTMENT ADVISOR
Federated Management
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779


CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT

AND DIVIDEND

DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600


INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

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Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com


Cusip 31420B102
G00352-01 (9/98)

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FEDERATED INSTITUTIONAL SHORT DURATION  GOVERNMENT FUND

(A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST)

STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectus of Federated Institutional Short Duration Government Fund (the "Fund"), a portfolio of Federated Institutional Trust (the "Trust") dated September 30, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INSTITUTIONAL SHORT DURATION GOVERNMENT FUND
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated September 30, 1998



[Graphic]

Federated Securities Corp., Distribution
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Cusip 31420B102
G00352-02 (9/98)

[Graphic]



TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE FUND  1

INVESTMENT OBJECTIVE AND POLICIES  1

Types of Investments  1

Mortgage-Backed Securities  1

Collateralized Mortgage Obligations ("CMOs")
  and Real Estate Mortgage Investment
  Conduits ("REMICs")  1

Reverse Repurchase Agreements  1

When-Issued and Delayed Delivery Transactions  1

Repurchase Agreements  2

Portfolio Turnover  2

INVESTMENT LIMITATIONS  2

Selling Short and Buying on Margin  2

Issuing Senior Securities and Borrowing Money  2

Pledging Assets  2

Concentration of Investments  2

Diversification of Investments  2

Investing in Real Estate  2

Investing in Commodities  2

Underwriting  3

Lending Cash or Securities  3

Investing in Illiquid Securities  3

FEDERATED INSTITUTIONAL TRUST MANAGEMENT  4

Fund Ownership  7

Trustee Compensation  8

Trustee Liability  8

INVESTMENT ADVISORY SERVICES  8

Adviser to the Fund  8

ADVISORY FEES  9

OTHER SERVICES  9

Fund Administration  9

Custodian and Portfolio Accountant  9

Transfer Agent  9

Independent Auditors  9

SHAREHOLDER SERVICES  9

BROKERAGE TRANSACTIONS  9

PURCHASING SHARES  10

Conversion to Federal Funds  10

DETERMINING NET ASSET VALUE  10

Determining Market Value of Securities  10

REDEEMING SHARES  10

Redemption in Kind  11

Massachusetts Partnership Law  11

TAX STATUS  11

The Fund's Tax Status  11

Shareholders' Tax Status  11

Capital Gains  11

TOTAL RETURN  11

YIELD  12

PERFORMANCE COMPARISONS  12

Economic and Market Information  13

Duration  13

ABOUT FEDERATED INVESTORS, INC.  13

Mutual Fund Market  13



GENERAL INFORMATION ABOUT THE FUND

Federated Institutional Short Duration Government Fund is a portfolio of Federated Institutional Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 9, 1994.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is current income. The Fund's investment objective cannot be changed without approval of shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

The Fund invests only in U.S. government securities.

MORTGAGE-BACKED SECURITIES

Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. The interest rates paid on the underlying mortgages relating to adjustable rate mortgage-backed securities in which the Fund invests generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND
REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

The Fund will not invest in any CMO that meets any of the following three tests:
(1) the CMO has an expected average life greater than 10 years; (2) the average life of the CMO extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

Neither test (1) nor (2) above apply to floating or adjustable rate CMOs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely-used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.

The Fund may not purchase a residual interest in a CMO.


REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

PORTFOLIO TURNOVER



The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. The Fund's portfolio turnover rates for the fiscal years ended July 31, 1998, and 1997, were 145% and 0%, respectively.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 15% of the value of total assets at the time of the borrowing.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States, or its agencies, or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of such issuer.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES


The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

The above limitations cannot be changed without shareholder approval. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FEDERATED INSTITUTIONAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Institutional Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate:  July 28, 1924

Chairman and Trustee


Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Mr.onahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate:  June 23, 1937

Trustee

Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.


Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate:  July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund;
Chairman, Pittsburgh Civic Light Opera.


James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA

Birthdate:  May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director,
The Emerging Germany Fund, Inc.; formerly, President, Boston
Stock Exchange, Inc.; Regional Administrator, United States
Securities and Exchange Commission.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate:  October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine,
University of Pittsburgh; Medical Director, University of
Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.


Edward L. Flaherty, Jr., Esq. @
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate:  June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.


Peter E. Madden

One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate:  March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate:  December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate:  September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate:  June 21, 1935

Trustee

Director or Trustee of the Funds; Public Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate:  May 2, 1929

President

President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate:  April 11, 1949

Executive Vice President

President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate:  October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate:  October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate:  May 17, 1923

Vice President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.




 *This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

 @Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies:



Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. --1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.



FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares.



As of September 3, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: City of Detroit General Investment Fund, Detroit, Michigan owned approximately 21,063,308 shares (33.22%); Holy Cross Endowment Account, Worchester, Massachusetts, owned approximately 8,702,465 shares (13.73%); City of Detroit Downtown Development Authority, Detroit, Michigan, owned approximately 8,012,781 shares (12.64%).


TRUSTEE COMPENSATION


 NAME,                            AGGREGATE
 POSITION WITH                   COMPENSATION                   TOTAL COMPENSATION PAID
 TRUST                            FROM TRUST*#                    FROM FUND COMPLEX

John F. Donahue
 Chairman and Trustee                      $0              $0 for the Trust and
                                                           56 other investment companies in the Fund Complex
Thomas G. Bigley
 Trustee                            $1,043.75              $111,222 for the Trust and
                                                           56 other investment companies in the Fund Complex
John T. Conroy, Jr.
 Trustee                            $1,148.31              $122,362 for the Trust and
                                                           56 other investment companies in the Fund Complex
Nicholas P. Constantakis@
 Trustee                              $543.75              $0 for the Trust and
                                                           36 other investment companies in the Fund Complex
William J. Copeland
 Trustee                            $1,148.31              $122,362 for the Trust and
                                                           56 other investment companies in the Fund Complex
James E. Dowd, Esq.
 Trustee                            $1,148.31              $122,362 for the Trust and
                                                           56 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.
 Trustee                            $1,043.75              $111,222 for the Trust and
                                                           56 other investment companies in the Fund Complex
Edward L. Flaherty, Jr., Esq.
 Trustee                            $1,148.31              $122,362 for the Trust and
                                                           56 other investment companies in the Fund Complex
Peter E. Madden
 Trustee                            $1,043.75              $111,222 for the Trust and
                                                           56 other investment companies in the Fund Complex
John E. Murray, Jr., J.D., S.J.D.
 Trustee                            $1,043.75              $111,222 for the Trust and
                                                           56 other investment companies in the Fund Complex
Wesley W. Posvar
 Trustee                            $1,043.75              $111,222 for the Trust and
                                                           56 other investment companies in the Fund Complex
Marjorie P. Smuts
 Trustee                            $1,043.75              $111,222 for the Trust and
                                                           56 other investment companies in the Fund Complex




 *Information is furnished for the fiscal year ended July 30, 1998.

 #The aggregate compensation is provided for the Trust which is comprised of one portfolio.

 +The information is provided for the last calendar year.

 @Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of last calendar year.



TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND



The Fund's investment adviser is Federated Management (the "adviser"). It is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.



The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES



For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1998 and 1997, and for the period from August 15, 1994, (start of business) to July 31, 1996, the adviser earned $329,570, $4,399, and $0, respectively, of which $329,570, $4,399, and $0, respectively, was waived.



OTHER SERVICES

FUND ADMINISTRATION



Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee as described in the prospectus. From August 15, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, Inc., served as the Fund's administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended July 31, 1998 and 1997, and for the period from August 15, 1994 (start of business) to July 31, 1996, the Administrators earned $125,000, $7,534 and $0, respectively, none of which was waived.



CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and to maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.



For the fiscal years ended July 31, 1998 and 1997, and for the period from August 15, 1994 (start of business) to July 31, 1996, the Fund paid $0, $0, and $0, respectively, pursuant to the Shareholder Services Agreement of which $0, $0, and $0, respectively, were waived.



BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1998 and 1997, and the period from August 15, 1994 (start of business) to July 31, 1996, the Fund paid $0, $0, and $0, respectively, in brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in Shares."

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. Net asset value will not be calculated on days on which the New York Stock Exchange is closed.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Fund's Board of Trustees; or

for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Board of Trustees determines that particular circumstances of the security indicate otherwise.Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

* yield;

* quality;

* coupon rate;

* maturity;

* type of issue;

* trading characteristics; and

* other market data.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the transfer agent does not charge for telephone redemptions, the transfer agent's bank reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;


* invest in securities within certain statutory limits; and



* distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.

TOTAL RETURN



For the one-year period ended July 31, 1998, and for the period July 10, 1997, (start of performance) to July 31, 1998, the average annual total returns were 5.86% and 5.86%, respectively. The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.



YIELD



The Fund's yield for the thirty-day period ended July 31, 1998, was 5.62%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:

* portfolio quality;

* average portfolio maturity;



* type of instruments in which the portfolio is invested;



* changes in interest rates and market value of portfolio securities;

* changes in the Fund's expenses; and

* various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return.



Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



* LIPPER ANALYTICAL SERVICES, INC. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.



* MERRILL LYNCH 2-YEAR TREASURY INDEX is comprised of the most recently issued 2-year Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.



* MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. The total return represents the historic change in the value of an investment in the Fund based on reinvestment of dividends over a specified period of time.



Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.



ECONOMIC AND MARKET INFORMATION


Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. Duration is calculated by dividing the sum of the time-weighted present values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.



ABOUT FEDERATED INVESTORS, INC.

Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers. The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the government sector, as of December 31, 1997, Federated Investors, Inc. managed 9 mortgage-backed, 6 government/agency, and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion, and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income-- William D. Dawson, III; and global equities and fixed income--Henry A. Franzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:



INSTITUTIONAL CLIENTS



Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

 *Source: Investment Company Institute




BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.



A.1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the top left quadrant. Federated Institutional Short Duration Government Fund (the "Fund") is represented by a solid line. The Merrill Lynch 6 Month Treasury Bill Index ("ML6MTBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Fund and the ML6MTBI. The "x" axis reflects computation periods from 7/10/97 to 7/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the ML6MTBI. The ending values were $26,555 and $26,507, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the one-year period ended 7/31/98 and for the period from 7/10/97 (start of performance) to 7/31/98. The total returns were 5.86% and 5.86%, respectively.